Consolidated Statements of Changes in Equity - 6 months ended Jun. 30, 2018 - USD ($)	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 123,950,544	$ 15,814,328	$ 13,812,095	$ (172,395,246)	$ 24,201,766	$ 9,134,005	$ 14,517,492
Balance, shares at Dec. 31, 2017	40,231,159
Common stock issued for exercise of the stock options for consulting services	$ 70,268	(23,768)					46,500
Common stock issued for exercise of the stock options for consulting services, shares	50,000
Issued common stock for exercise of employee options	$ 626,184	(626,184)
Issued common stock for exercise of employee options, shares	479,004						802,800
Net income for the year				2,004,697		168,219	$ 2,172,916
Foreign currency translation loss					(447,722)	4,170	(443,552)
Stock based compensation		289,912					289,912
Balance at Jun. 30, 2018	$ 124,646,996	$ 15,454,288	$ 13,812,095	$ (170,390,549)	$ 23,754,044	$ 9,306,394	$ 16,583,268
Balance, shares at Jun. 30, 2018	40,760,163